Non Convertible Debt (Tables)	11 Months Ended
Dec. 31, 2017
Disclosure of Non-Convertible Debt [Abstract]
Schedule of Non Convertible Debt
Details of Non-Convertible Debt are as follows:

	11 months ended December 31, 2017	12 months ended January 31, 2017
IRRRB – beginning of period	$-	$4,962
Accretion and capitalized interest	-	149
Repayment	-	(5,111)
IRRRB – end of period (Note 9a)	-	-

Glencore – beginning of period	65,752	43,023
Accretion and capitalized interest	11,599	8,786
Funding, net of costs	14,917	13,943
Glencore – end of period (Note 9b)	92,268	65,752

Total Non-Convertible Debt	92,268	65,752
Less current portion	(92,268)	-
Non-current portion	$-	$65,752